Restricted cash	12 Months Ended
Dec. 31, 2019
Restricted Cash [Abstract]
Restricted cash
6	Restricted cash

As of December 31, 2019, the Group’s restricted cash of US$23,852 represented bank balances held in restricted bank accounts pursuant to certain short term loan agreements (see Note 17 for details) and carried fixed interest at a weighted average rate of 1.85% per annum, out of which US$21,463 and US$2,389 are denominated in US$ and HK$, respectively. As of December 31, 2018, the Group did not have any restricted cash.

31	Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s subsidiary, VIE and its subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group’s subsidiary and the VIE in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group’s subsidiaries, VIE and its subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. There are no significant differences between US GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIE. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to our shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries, VIE and its subsidiaries to satisfy any obligations of the Company.

As of December 31, 2018 and 2019, the total restricted net assets of the Company’s subsidiaries and OptAim VIE incorporated in the PRC and subjected to restriction amounted to approximately US$65,659 and US$60,411, respectively. Except for the above there is no other restriction on the use of proceeds generated by the Company’s subsidiaries, VIE and VIE’s subsidiaries to satisfy any obligations of the Company.